Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	pametcft_SupplementTextBlock

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

SUPPLEMENT DATED NOVEMBER 17, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016, AS PREVIOUSLY SUPPLEMENTED SEPTEMBER 21,

2016, JULY 29, 2016 AND MARCH 8, 2016 OF:

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio

Important Notice Regarding Change in the Name for the

DB Optimum Yield Diversified Commodity Strategy Portfolio (the “Fund”)

Effective close of the markets on November 17, 2016, the name of the Fund will change to the PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio. Therefore, on that date, all references to the name of the Fund in the prospectus are replaced with PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio.

There will be no change to the investment objective or investment strategies of the Fund.

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pametcft_SupplementTextBlock

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

SUPPLEMENT DATED NOVEMBER 17, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016, AS PREVIOUSLY SUPPLEMENTED SEPTEMBER 21,

2016, JULY 29, 2016 AND MARCH 8, 2016 OF:

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio

Important Notice Regarding Change in the Name for the

DB Optimum Yield Diversified Commodity Strategy Portfolio (the “Fund”)

Effective close of the markets on November 17, 2016, the name of the Fund will change to the PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio. Therefore, on that date, all references to the name of the Fund in the prospectus are replaced with PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio.

There will be no change to the investment objective or investment strategies of the Fund.